Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
1 The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Woodman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2025 Summary Compensation Table” above for additional information on the 2025 compensation.
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We approached the determination of fair value in the same manner as we have historically determined fair value under ASC 718, using valuation assumptions and methods/models that are generally consistent with those used to determine fair value at grant under US GAAP.
The amounts deducted or added in calculating the equity award adjustments are as follows:
The Company does not have any pension benefits so there are no service costs to report.
d.The Company does not have any pension benefits so there are no adjustments to report.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
7 The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8 Non-GAAP operating income (loss) is a non-GAAP measure. For a reconciliation from operating income (loss) as disclosed in the Company's Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 12, 2026, to non-GAAP operating income (loss), refer to Appendix C: Reconciliation of GAAP to Non-GAAP Financial Measures. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that non-GAAP operating income (loss) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
	* Cumulative TSR of the Company vs. Cumulative TSR of the Peer Group: The Company's cumulative TSR was $17 for the five year period ending December 31, 2025, which was less than the Peer Group TSR of $39 for the same period.
Named Executive Officers, Footnote
3 The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Woodman, who has served as our CEO since 2004) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Woodman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Brian McGee, Dean Jahnke, Jason Stephen, Vince Nakayama; and Eve Saltman, (ii) for 2024, Brian McGee, Eve Saltman and Dean Jahnke; (iii) for 2023, Brian McGee, Eve Saltman, Dean Jahnke and Kevin Hinge; (iv) for 2022, Brian McGee, Eve Saltman, Kevin Hinge and Dean Jahnke; and (v) for 2021, Brian McGee, Aimée Lapic, Eve Saltman and Dean Jahnke.

Peer Group Issuers, Footnote
5 Represents the cumulative total shareholder return ("TSR") of GoPro, Inc. for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively. The comparison assumes $100 was invested on December 31, 2020 in our common stock.
	6 Peer TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group on December 31, 2020. The peer group used for this purpose is the Company’s compensation peer group as disclosed in the “Compensation Discussion & Analysis” sections of each of our 2025, 2024, 2023, 2022 and 2021 Annual Proxy Statements, respectively. For peers who were not yet publicly traded as of December 31, 2020, the calculation assumes investment of $100 into the peer as of the first date the peer began trading as a public company. The exclusion of certain peers for this analysis is due to these companies being acquired. The Company updated its peer group in 2025 to create a better alignment between GoPro and its peer group with respect to key financial criteria and companies in comparable industries. If the peer group would have remained unchanged, the cumulative peer Total Shareholder Return in 2025 would have been $78, (compared to the $39 for the 2025 current peer group).
PEO Total Compensation Amount	$ 772,315	$ 2,370,114	$ 5,676,143	$ 4,791,144	$ 5,110,365
PEO Actually Paid Compensation Amount	$ 703,063	1,281,265	2,797,277	1,538,424	4,050,910
Adjustment To PEO Compensation, Footnote
2 The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Woodman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Woodman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Woodman’s total compensation for each year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 1,025,835	1,097,102	1,669,427	1,649,756	1,754,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,374,602	281,114	934,379	1,156,260	1,373,659
Adjustment to Non-PEO NEO Compensation Footnote
4 The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Woodman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Woodman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Woodman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Total Shareholder Return Amount	$ 17	13	42	60	125
Peer Group Total Shareholder Return Amount	39	71	128	104	112
Net Income (Loss)	$ (93,487,000)	$ (432,311,000)	$ (53,183,000)	$ 28,847,000	$ 371,171,000
Company Selected Measure Amount	(40,702,000)	(80,327,000)	(34,075,000)	85,547,000	155,667,000
PEO Name	Mr. Woodman
PriorPeerGroupTotalShareholderReturnAmount,	$ 78
Measure:: 2
Pay vs Performance Disclosure
Name	non-GAAP Operating Income (Loss)
EquityAwardsValueInCompensationTableForApplicableYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (569,623)	$ (1,519,938)	$ (4,239,108)	$ (3,615,355)	$ (3,121,199)
EquityAwardsAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,371	431,089	1,360,242	362,635	2,061,744
PensionValueInCompensationTableForApplicableYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PensionAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
EquityAwardsAdjustmentsYearEndFairValueOfAwardsGrantedInCurrentYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,330,188	974,548	2,540,536	2,069,479	4,068,213
EquityAwardsAdjustmentsChangeInFairValueAsOfYearEndofOutstandingAndUnvestedAwardsGrantedInPriorYears [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,084)	180,976	(590,578)	(876,836)	(860,784)
EquityAwardsAdjustmentsChangeInFairValueAsOfVestingDateOfVestedAwardsDuringCurrentYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
EquityAwardsAdjustmentsChangeInFairValueAsOfVestingDateOfPriorYearAwardsVestedDuringCurrentYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,733)	(724,435)	(589,716)	(830,008)	(1,145,685)
FairValueOfTheEndOfThePriorYearOfEquityAwardsThatFailedToMeetVestingConditionsInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
EquityAwardsAdjustmentsDividendsOrOtherEarningsPaidOnEquityAwardsNotOtherwiseReflectedInFairValue [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
AverageReportedValueOfEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,358)	(439,564)	(956,382)	(494,141)	(407,773)
AverageEquityAwardAdjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,126	(376,424)	221,334	645	27,139
AverageYearEndFairValueOfEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,688	281,838	573,169	13,340	17,732
YearOverYearAverageChangeInFairValueOfOutstandingAndUnvestedEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,958	(342,758)	(191,685)	(11,139)	8,209
FairValueAsOfVestingDateOfEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	540	0	0	0
YearOverYearAverageChangeInFairValueOfEquityAwardsGrantedInPrioYearsThatVestedInTheYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,060)	(315,504)	(18,413)	(1,556)	1,198
AverageFairValueAtTheEndOfThePriorYearOFEquityAwardsThatFailedToMeetVestingConditionsInThisYear [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(141,737)	0	0
AverageValueOfDividendsRelatedToEquityAwards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
TotalAverageEquityAwardAdjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,126	(376,424)	221,334	$ 645	$ 27,139
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 569,623	$ 1,519,938	$ 4,239,108